Fair Value Measurements - Schedule of Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability related to fair value of beneficial conversion feature	$ 190	$ 37
Warrant liability	33,316	268
Financial Liabilities Fair Value Disclosure, Total	$ 33,506	305
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability related to fair value of beneficial conversion feature		37
Financial Liabilities Fair Value Disclosure, Total		37
Previously Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		$ 37